Guarantee Guarantee (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information
Long-term Debt	$ 669,671,000	$ 890,760,000	$ 290,389,000
Senior Notes
Segment Reporting Information
Long-term Debt	600,000,000
Prc Williston Llc [Member]
Segment Reporting Information
Long-term Debt		600,000,000
Prc Williston Llc [Member] | Minimum
Segment Reporting Information
Debt Instrument, Debt Default, Trustee or Holders Percentage of Principal Able to Declare Debt Due or Payable Immediately		25.00%
Prc Williston Llc [Member] | Affiliated Entity [Member] | Indirect Guarantee of Indebtedness [Member] | Senior Notes
Segment Reporting Information
Long-term Debt	$ 600,000,000
Prc Williston Llc [Member] | Affiliated Entity [Member] | Indirect Guarantee of Indebtedness [Member] | Minimum | Senior Notes
Segment Reporting Information
Debt Instrument, Debt Default, Trustee or Holders Percentage of Principal Able to Declare Debt Due or Payable Immediately	25.00%